INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

7.    INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.6% in 2019 (26.7% in 2018 and 26.8% in 2017) and income taxes in the consolidated statements of income:

	2019	2018	2017
		(restated,	(restated,
		note 1(b))	note 1(b))
Income taxes at domestic statutory tax rate	$238.5	$217.9	$288.1
(Reduction) increase resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(3.7)	(2.8)	(50.3)
Change in benefit arising from the recognition of current and prior year tax losses	—	—	(2.7)
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(55.7)	(49.9)	(96.7)
Other	—	1.0	0.8
Income taxes	$179.1	$166.2	$139.2

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2019	2018	2019	2018	2017
		(restated,		(restated,	(restated,
		note 1(b))		note 1(b))	note 1(b))
Accounts payable, accrued charges, provisions and deferred revenue	$9.3	$11.3	$2.0	$(0.8)	$1.2
Defined benefit plans	31.5	24.0	5.2	(1.1)	(0.2)
Contract assets	(58.3)	(54.3)	4.0	5.6	7.4
Property, plant and equipment	(475.4)	(466.2)	9.2	(17.7)	84.9
Goodwill, intangible assets and other assets	(305.7)	(238.2)	67.5	33.8	54.9
Long-term debt and derivative financial instruments	(19.5)	(15.7)	1.1	2.7	(4.7)
Other	8.6	3.8	(4.8)	(1.7)	(1.1)
	$(809.5)	$(735.3)	$84.2	$20.8	$142.4

Changes in the net deferred income tax liability are as follows:

	Note	2019	2018
			(restated,
			note 1(b))
Balance at beginning of year		$(735.3)	$(713.7)
Recognized in income as continuing operations		(84.2)	(19.4)
Recognized in other comprehensive income	28	10.0	(0.8)
Discontinued operations		—	(1.4)
Balance at end of year		$(809.5)	$(735.3)

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholder.